Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation expense	$ 9,108	$ 13,177	$ 13,191
Cost of Sales [Member]
Stock-based compensation expense	1,412	1,301	1,285
Selling, general and administrative [Member]
Stock-based compensation expense	7,028	9,924	10,077
Research and Development [Member]
Stock-based compensation expense	$ 668	$ 1,952	$ 1,829